Property and Equipment - Schedule of Geographic Location (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 55,673	$ 56,152
Uruguay
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	41,601	43,134
Argentina
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	1,082	1,346
Spain
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	881	729
Netherlands
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	11,330	9,471
Other countries
Non-current assets by geography
Property, plant, equipment, and operating lease ROU assets	$ 779	$ 1,472